Supplement dated May 4, 2022
to the
Waddell & Reed Advisors Select Income Annuity prospectus dated May 1, 2014
This supplement updates certain information contained in the prospectus. Please read it and keep it with the prospectus for future reference.
The following disclosures are hereby revised as follows in the prospectus. These disclosures supersede any conflicting information presently included in the prospectus.
1)	The following section is hereby deleted and replaced in its entirety:
Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries). Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
2)	The following section is hereby deleted and replaced in its entirety:
Business Continuity Risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
3)	The following section is hereby deleted and replaced in its entirety:
COVID-19 Risk. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
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Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, the COVID-19 pandemic has at times resulted in negative economic conditions, changes in consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers. These factors, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic cannot be fully known. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
4)	The following section is hereby deleted and replaced in its entirety:
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Juneteenth National Independence Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (1) and (2) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
5)	The following sections of the prospectus are hereby deleted and replaced in their entirety.
a)	The Total Annual Mutual Fund Operating Expenses table, which shows the minimum and maximum total operating expenses, as of December 31, 2021, charged by the underlying mutual funds that a contract owner may periodically pay while the contract is in force. More detail concerning each mutual fund’s fees and expenses is contained in the mutual fund’s prospectus.
b)	The Legal Proceedings for Nationwide Life Insurance Company, which describe certain information about the legal and regulatory proceedings that the Company is subject to.
c)	The Underlying Mutual Fund Information appendix, which contains information about the mutual funds available to the contract owner through investment in the sub-accounts.

Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.74%	1.30%
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Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company")) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Investment Objective:	To seek to provide total return.
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Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide total return through a combination of current income and capital appreciation.
Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Investment Objective:	To seek to provide current income consistent with preservation of capital.
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Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Investment Objective:	To seek to provide growth of capital consistent with a more aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Investment Objective:	To seek to provide total return consistent with a conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Investment Objective:	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Investment Objective:	To seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Investment Objective:	To seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
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Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Investment Objective:	To seek to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Securian Asset Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Delaware Ivy SMID Cap Core: Class II (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II)
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide capital appreciation.
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
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